Fees Summary	Feb. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 798,000.00
Previously Paid Amount	0.00
Total Fee Amount	110.20
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 110.20
Narrative - Max Aggregate Offering Price	$ 798,000.00
Final Prospectus	true